Revenues - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Receivables, Net, Current	$ 62,000,000	$ 500,000
Other Current Assets [Member]
Revenue, Major Customer [Line Items]
Capitalized Contract Cost, Net	240,002	0
Voyage Charter Revenues [Member]
Revenue, Major Customer [Line Items]
Revenues	1,000,000	900,000	$ 7,000,000
Revenue, Remaining Performance Obligation, Amount	$ 15,000,000	$ 0